Accounts Receivable, Net (Details) - CNY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Accounts Receivable, Net [Abstract]
Allowance for doubtful accounts	¥ 0.1	¥ 0.9